8. Share-based payments (Details 13) - Employee stock options Fully-vested [Member]	12 Months Ended
Dec. 31, 2016 USD ($)
Volatility	325.00%
Risk-free interest rate	2.70%
Expected life (years)	10 years
Dividend yield